37. SUBSEQUENTS EVENTS	12 Months Ended
Dec. 31, 2018
Subsequents Events
37. SUBSEQUENTS EVENTS	Between January 1, 2019 and the date of issuance of these consolidated financial statements there are no subsequent events that may significantly affect its exposure and/or interpretation.